Shareholder Fees - FidelityRealEstateHighIncomeFund-PRO	Jan. 29, 2024 USD ($)
FidelityRealEstateHighIncomeFund-PRO | Fidelity Real Estate High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none